UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5385

DWS Value Series, Inc.

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 08/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2006 (Unaudited)

DWS Dreman Mid Cap Value Fund

	Shares	Value ($)

Common Stocks 98.6%
Consumer Discretionary 3.8%
Hotels Restaurants & Leisure 0.4%
Royal Caribbean Cruises Ltd.	3,900	142,272
Household Durables 0.3%
Mohawk Industries, Inc.*	1,500	106,320
Specialty Retail 2.7%
The Sherwin-Williams Co.	7,900	407,956
TJX Companies, Inc.	17,500	468,125

		876,081
Textiles, Apparel & Luxury Goods 0.4%
Fossil, Inc.*	6,500	122,330
Consumer Staples 8.9%
Beverages 1.3%
Constellation Brands, Inc. “A”*	10,600	289,274
Quilmes Industrial SA (ADR)	3,000	161,520

		450,794
Food Products 2.3%
Archer-Daniels-Midland Co.	7,100	292,307
Hormel Foods Corp.	5,300	194,245
Smithfield Foods, Inc.*	9,200	276,276

		762,828
Household Products 0.9%
Church & Dwight Co., Inc.	7,500	288,750
Tobacco 4.4%
Loews Corp. - Carolina Group	12,200	698,572
Reynolds American, Inc.	7,800	507,546
UST, Inc.	4,600	243,156

		1,449,274
Energy 15.1%
Energy Equipment & Services 0.9%
Oil States International, Inc.*	9,300	297,228
Oil, Gas & Consumable Fuels 14.2%
Anadarko Petroleum Corp.	8,600	403,426
Apache Corp.	5,850	381,888
Chesapeake Energy Corp.	19,500	615,615
ConocoPhillips	10,600	672,358
Hess Corp.	3,300	151,074
Murphy Oil Corp.	4,400	215,204
Noble Energy, Inc.	4,300	212,506
Occidental Petroleum Corp.	11,300	576,187
Pogo Producing Co.	3,200	142,112
Range Resources Corp.	5,100	142,698
Sunoco, Inc.	4,100	294,831
Tesoro Corp.	6,200	400,582
Valero Energy Corp.	5,600	321,440
Williams Companies, Inc.	7,100	174,873

		4,704,794

Financials 26.5%
Capital Markets 7.3%
Bear Stearns Companies, Inc.	3,000	391,050
Eaton Vance Corp.	17,400	462,666
Federated Investors, Inc. “B”	8,400	281,232
Legg Mason, Inc.	4,500	410,670
Nuveen Investments “A”	9,100	434,434
T. Rowe Price Group, Inc.	9,900	436,194

		2,416,246
Commercial Banks 5.3%
First Horizon National Corp.	6,500	248,170
Hancock Holding Co.	4,600	238,464
KeyCorp.	9,200	338,468
Marshall & Ilsley Corp.	7,900	368,377
R & G Financial Corp. “B”	12,200	87,840
Wachovia Corp.	8,400	458,892

		1,740,211
Diversified Financial Services 2.9%
Bank of America Corp.	9,700	499,259
CIT Group, Inc.	10,500	473,130

		972,389
Insurance 4.5%
Ambac Financial Group, Inc.	3,100	268,429
Arch Capital Group Ltd.*	7,000	417,200
Cincinnati Financial Corp.	8,700	405,942
Ohio Casualty Corp.	15,200	394,440

		1,486,011
Real Estate Investment Trusts 4.9%
Annaly Mortgage Management, Inc. (REIT)	10,800	135,108
KKR Financial Corp. (REIT)	14,100	337,131
Newcastle Investment Corp. (REIT)	7,700	211,442
NovaStar Financial, Inc. (REIT)	13,400	394,764
Ventas, Inc. (REIT)	13,900	556,695

		1,635,140
Thrifts & Mortgage Finance 1.6%
Sovereign Bancorp, Inc.	16,025	333,961
The PMI Group, Inc.	4,800	207,552

		541,513
Health Care 17.1%
Health Care Equipment & Supplies 6.4%
Bausch & Lomb, Inc.	5,700	275,937
Beckman Coulter, Inc.	7,200	394,344
Biomet, Inc.	11,600	379,436
Kinetic Concepts, Inc.*	6,600	208,560
The Cooper Companies, Inc.	9,200	459,816
Zimmer Holdings, Inc.*	6,100	414,800

		2,132,893
Health Care Providers & Services 6.8%
Caremark Rx, Inc.	15,000	869,100
LifePoint Hospitals, Inc.*	8,200	279,210
Medco Health Solutions, Inc.*	7,100	449,927
Quest Diagnostics, Inc.	4,800	308,544
Triad Hospitals, Inc.*	8,300	365,698

		2,272,479
Life Sciences Tools & Services 3.9%

Charles River Laboratories International, Inc.*	6,000	243,840
Fisher Scientific International, Inc.*	7,600	594,548
Invitrogen Corp.*	3,800	231,230
PerkinElmer, Inc.	11,900	219,317

		1,288,935
Industrials 10.2%
Aerospace & Defense 3.7%
Alliant Techsystems, Inc.*	4,200	321,258
CAE, Inc.	34,000	291,040
DRS Technologies, Inc.	6,500	268,905
L-3 Communications Holdings, Inc.	4,500	339,255

		1,220,458
Construction & Engineering 1.5%
Chicago Bridge & Iron Co., NV (New York Shares)	9,800	264,698
Shaw Group, Inc.*	9,700	244,052

		508,750
Electrical Equipment 2.4%
AMETEK, Inc.	7,800	334,464
Cooper Industries Ltd. “A”	3,400	278,392
General Cable Corp.*	4,700	181,091

		793,947
Machinery 2.6%
Eaton Corp.	2,300	152,950
ITT Corp.	6,400	313,280
PACCAR, Inc.	2,700	147,609
Parker Hannifin Corp.	3,500	259,175

		873,014
Information Technology 6.4%
Computers & Peripherals 2.0%
Avid Technology, Inc.*	10,000	398,300
Diebold, Inc.	6,700	280,797

		679,097
Electronic Equipment & Instruments 1.5%
Anixter International, Inc.	4,200	228,858
Mettler-Toledo International, Inc.*	4,600	280,324

		509,182
IT Services 2.0%
Convergys Corp.*	10,400	217,048
DST Systems, Inc.*	7,300	430,919

		647,967
Software 0.9%
Symantec Corp.*	16,400	305,696
Materials 5.2%
Chemicals 4.4%
Agrium, Inc.	7,200	166,896
Ashland, Inc.	6,500	410,410
Lyondell Chemical Co.	11,200	290,976
Scotts Miracle-Gro Co. “A”	6,900	296,148
Sigma-Aldrich Corp.	4,100	297,783

		1,462,213
Metals & Mining 0.8%
Freeport-McMoRan Copper & Gold, Inc. “B”	3,300	192,093
Oregon Steel Mills, Inc.*	1,600	77,072

		269,165

Utilities 5.4%
Electric Utilities 1.1%
PPL Corp.	5,100	178,347
Progress Energy, Inc.	3,900	172,887

		351,234
Gas Utilities 1.7%
Southern Union Co.	20,200	558,328
Independent Power Producers & Energy Traders 2.1%
AES Corp.*	15,700	333,468
Mirant Corp.*	12,700	367,919

		701,387
Multi-Utilities 0.5%
PG&E Corp.	4,300	180,299

Total Common Stocks (Cost $31,004,409)		32,747,225
Cash Equivalents 1.0%
Cash Management QP Trust, 5.33% (a) (Cost $338,713)	338,713	338,713
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 31,343,122)	99.6	33,085,938
Other Assets and Liabilities, Net	0.4	141,073

Net Assets	100.0	33,227,011

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt REIT: Real Estate Investment Trust

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman Mid Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Dreman Mid Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 23, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	October 23, 2006